Acquisitions and Disposals (Tables)	6 Months Ended
Jun. 30, 2026
Acquisitions and Disposals
Schedule of purchase price allocation

In millions of €	KWIL	ULICC	Total

Intangible assets	10	10	20
Property, plant and equipment	117	14	131
Other non-current assets	1	1	2
Trade and other receivables	23	10	33
Inventories	28	19	47
Other current assets	1	2	3
Non-current liabilities	(45)	(3)	(48)
Current liabilities	(66)	(26)	(92)
Total identifiable net assets at fair value	69	27	96

Non-controlling interest	(25)	-	(25)
Goodwill arising on acquisition	235	125	360
Purchase consideration transferred	279	152	431